Accounts Receivable, Net (Tables)	9 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,	As of September 30,
	2024	2025
Accounts receivable	$97,467	$102,959
Allowance for credit losses	(21,862)	(27,621)
Accounts receivable, net	$75,605	$75,338

Schedule of Allowance for Credit Losses

The movement of allowance for credit losses for the nine months ended September 30, 2024 and 2025 were as following:

	For the nine months ended September 30,
	2024	2025
Balance at the beginning of the period	$21,144	$21,862
Additions	2,359	5,133
Foreign currency translation	309	626
Balance at the end of the period	$23,812	$27,621